Investments in associates and joint ventures - Composition and movements (Details) - COP ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Joint ventures
Investments in joint ventures	$ 5,585	$ 6,073
Associates
Investments in associates	2,463	2,579
Total investments in subsidiaries, joint ventures and associates	8,048	8,652	$ 8,419	$ 9,497
Cost
Joint ventures
Investments in joint ventures	5,987	6,475
Associates
Investments in associates	2,472	2,588
Accumulated impairment
Associates
Investments in associates	(9)	(9)
Gases del Caribe S.A. E.S.P. | Cost
Associates
Investments in associates	1,518	1,529
ATP Tower Holdings | Cost
Associates
Investments in associates	655	756
Gas Natural del Oriente S.A. E.S.P. | Cost
Associates
Investments in associates	153	155
Gases de la Guajira S.A. E.S.P. | Cost
Associates
Investments in associates	72	71
E2 Energia Eficiente S.A. E.S.P. | Cost
Associates
Investments in associates	33	32
Extrucol S.A. | Cost
Associates
Investments in associates	29	32
Serviport S.A. | Cost
Associates
Investments in associates	9	9
Sociedad Portuaria Olefinas y Derivados S.A. | Cost
Associates
Investments in associates	3	4
Interligao Eltrica do Madeira S.A. | Cost
Joint ventures
Investments in joint ventures	1,658	1,698
Transmissora Aliana de Energia Eltrica S.A. | Cost
Joint ventures
Investments in joint ventures	1,434	1,514
Equion Energa Limited
Joint ventures
Investments in joint ventures	1,389	1,597
Equion Energa Limited | Cost
Joint ventures
Investments in joint ventures	1,077	1,178
Equion Energa Limited | Accumulated impairment
Joint ventures
Investments in joint ventures	(393)	(393)
Interligao Eltrica Iva S.A. | Cost
Joint ventures
Investments in joint ventures	473	488
Interligao Eltrica Garanhuns S.A | Cost
Joint ventures
Investments in joint ventures	466	479
Interligao Eltrica Paraguau S.A | Cost
Joint ventures
Investments in joint ventures	347	515
Interligao Eltrica Aimors S.A. | Cost
Joint ventures
Investments in joint ventures	235	323
Conexion Kimal Lo Aguirre S.A. | Cost
Joint ventures
Investments in joint ventures	164	163
Ecodiesel Colombia S.A. | Cost
Joint ventures
Investments in joint ventures	83	69
Consorcio Elctrico Yapay S.A. | Cost
Joint ventures
Investments in joint ventures	25	24
Transnexa S.A. E.M.A. | Cost
Joint ventures
Investments in joint ventures	9	9
Transnexa S.A. E.M.A. | Accumulated impairment
Joint ventures
Investments in joint ventures	(9)	(9)
PA Energa para la paz | Cost
Joint ventures
Investments in joint ventures	9	9
Interconexion Electrica Colombia Panama S.A. | Cost
Joint ventures
Investments in joint ventures	6	5
Derivex S.A. | Cost
Joint ventures
Investments in joint ventures	$ 1	$ 1